Business combinations, 2021 (Details) $ in Thousands										12 Months Ended
	Dec. 14, 2021 USD ($) MW	Nov. 25, 2021 USD ($) MW	Aug. 06, 2021 USD ($) Plant MW	Jul. 22, 2021 USD ($)	May 14, 2021 USD ($) MW	Apr. 07, 2021 USD ($) MW	Jan. 08, 2021 USD ($)	Jan. 07, 2021	Jan. 06, 2021 USD ($) MW	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021
Business combinations [Abstract]
Payment to acquire equity investment										$ 202,345	$ 0
Ownership interest										49.00%
Fair Value of Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets (Note 6)										$ 542,080
Deferred tax asset (Note 18)										4,410
Other non-current assets										12,967
Cash & cash equivalents										21,012
Other current assets										61,057
Non-current Project debt (Note 15)										(288,352)
Current Project debt (Note 15)										(38,781)
Deferred tax liabilities (Note 18)										(4,910)
Other current and non-current liabilities										(87,784)
Non-controlling interests										(8,287)
Total net assets acquired at fair value										213,412
Asset acquisition - purchase price paid										(210,364)
Fair value of previously held 15% stake in Rioglass										(3,048)
Net result of business combinations										0
Revenue contributed by acquisitions										163,500
Amount of profit after tax										800
Additional revenue amount										17,700
Additional amount of profit after tax										$ 3,300
Chile PV2 [Member] | Renewable Energy [Member]
Business combinations [Abstract]
Gross capacity | MW									40
Payment to acquire equity investment									$ 5,000
Percentage of non-controlling interests									65.00%
Asset Acquisition [Member]
Fair Value of Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets (Note 6)											172,321
Other non-current assets											356
Cash & cash equivalents											17,646
Other current assets											31,421
Non-current Project debt (Note 15)											(149,585)
Current Project debt (Note 15)											(8,680)
Other current and non-current liabilities											(15,561)
Non-controlling interests											(25,308)
Total net assets acquired at fair value											22,610
Asset acquisition - purchase price paid											(22,610)
Net result of business combinations											0
Revenue contributed by acquisitions											22,500
Amount of profit after tax											6,300
Additional revenue amount											14,700
Additional amount of profit after tax											$ 3,700
Rioglass [Member]
Business combinations [Abstract]
Percentage of interest acquired				42.50%			42.50%			85.00%		42.50%
Ownership interest				100.00%			57.50%	15.00%
Acquisition, purchase price paid				$ 4,800			$ 8,600
Additional consideration paid							$ 3,700
Coso [Member]
Business combinations [Abstract]
Gross capacity | MW						135
Payment to acquire equity investment						$ 130,000
Fair Value of Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets (Note 6)										$ 383,153
Deferred tax asset (Note 18)										0
Other non-current assets										11,024
Cash & cash equivalents										6,363
Other current assets										14,378
Non-current Project debt (Note 15)										(248,544)
Current Project debt (Note 15)										(13,415)
Deferred tax liabilities (Note 18)										0
Other current and non-current liabilities										(22,959)
Non-controlling interests										0
Total net assets acquired at fair value										130,000
Asset acquisition - purchase price paid										(130,000)
Fair value of previously held 15% stake in Rioglass										0
Net result of business combinations										0
Calgary District Heating Center [Member]
Business combinations [Abstract]
Gross capacity | MW					55
Payment to acquire equity investment					$ 22,700
Italy PV 1 and 2 [Member]
Business combinations [Abstract]
Gross capacity | MW			3.7
Payment to acquire equity investment			$ 9,000
Number of solar plants acquired | Plant			2
La Sierpe [Member]
Business combinations [Abstract]
Gross capacity | MW		20
Payment to acquire equity investment		$ 23,500
Italy PV 3 [Member]
Business combinations [Abstract]
Gross capacity | MW	2.5
Payment to acquire equity investment	$ 4,000
Other [Member]
Fair Value of Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets (Note 6)										158,927
Deferred tax asset (Note 18)										4,410
Other non-current assets										1,943
Cash & cash equivalents										14,649
Other current assets										46,679
Non-current Project debt (Note 15)										(39,808)
Current Project debt (Note 15)										(25,366)
Deferred tax liabilities (Note 18)										(4,910)
Other current and non-current liabilities										(64,825)
Non-controlling interests										(8,287)
Total net assets acquired at fair value										83,412
Asset acquisition - purchase price paid										(80,364)
Fair value of previously held 15% stake in Rioglass										(3,048)
Net result of business combinations										$ 0